Stock Awards and Stock-Based Compensation (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 13, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Beginning balance					1,975,010	1,734,029	1,734,029	53,555
Options granted	1,408,240			1,719,364			261,736
Options canceled and forfeited				(38,890)			(20,755)
Ending balance							1,975,010	1,734,029	53,555
Options vested and exercisable							1,975,010
Weighted Average Exercise Price
Beginning balance					$ 1.28	$ 1.26	$ 1.26	$ 0.93
Options granted				$ 1.26			1.51
Options canceled and forfeited				$ 1.32			0.77
Ending balance							1.28	$ 1.26	$ 0.93
Options vested and exercisable							$ 1.28
Weighted average remaining contractual life (in years)
Outstanding							2 years 5 months 1 day	3 years 2 months 15 days	2 years 3 months 3 days
Options vested and exercisable							2 years 5 months 1 day
Aggregate Intrinsic Value
Outstanding							$ 5,365,737	$ 527,450	$ 33,866
Options vested and exercisable							5,365,737
Aggregate intrinsic value of options exercised		$ 3,000		$ 0	$ 3,000	$ 0	$ 0	$ 0
Weighted average grant-date fair value of options granted per share					$ 1.90	$ 1.57	$ 1.91	$ 0.41
Weighted average grant-date fair value of options granted amount		52,000		332,000	$ 52,000	$ 332,000	$ 500,000,000	$ 710,000
Restricted stock units ("RSUs") granted but not yet vested							634,502
Unrecognized stock compensation related to the RSUs							$ 316,000
Grants | Board members
Aggregate Intrinsic Value
Stock based awards granted		45,000		20,000	49,000	20,000	141,000	42,000
Grants | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 50,000		109,000	$ 272,000	310,000	$ 369,000	174,000,000
Options
Options Outstanding
Beginning balance		1,932,773			1,975,010
Options granted		9,389			27,507
Options exercised		(4,666)			(65,021)
Ending balance		1,937,496	1,932,773		1,937,496		1,975,010
Options vested and exercisable		1,937,496			1,937,496
Weighted Average Exercise Price
Beginning balance		$ 1.28			$ 1.28
Options granted		0.64			0.65
Options exercised		0.96			1.34
Ending balance		1.28	$ 1.28		1.28		$ 1.28
Options vested and exercisable		$ 1.28			$ 1.28
Weighted average remaining contractual life (in years)
Outstanding		11 months 4 days	1 year 10 months 24 days		11 months 4 days		2 years 5 months 1 day
Options vested and exercisable		11 months 4 days			11 months 4 days
Aggregate Intrinsic Value
Outstanding		$ 12,136	$ 787,384		$ 12,136		$ 5,365,737
Options vested and exercisable		$ 12,136			$ 12,136
Stock not yet issued		260,752			260,752
Stock granted not yet vested					35,628
Unrecognized stock-based compensation related to common stock grants					$ 36,000
Restricted stock units, outstanding		296,380			296,380
Options | Board members
Aggregate Intrinsic Value
Stock based awards granted		$ 0		0	$ 0	0	114,000	0
Options | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 9,000		102,000	$ 52,000	330,000	500,000	692,000
RSU
Aggregate Intrinsic Value
Stock not yet issued		206,510			206,510
Restricted stock units, outstanding		1,429,843			1,429,843
Restricted stock units ("RSUs") granted but not yet vested					1,223,333
Unrecognized stock compensation related to the RSUs					$ 920,000
RSU | Board members
Aggregate Intrinsic Value
Stock based awards granted		$ 55,000		66,000	109,000	107,000	297,000	0
RSU | Various employees
Aggregate Intrinsic Value
Stock based awards granted		$ 691,000		$ 596,000	$ 1,120,000	$ 957,000	$ 1,470,000	$ 1,610,000